Intangible Assets and Goodwill	12 Months Ended
Apr. 30, 2016
Intangible Assets and Goodwill
13.	Intangible Assets and Goodwill

Amortizable intangible assets	Useful Life	As of May 2, 2015
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(8,933)	$1,777
Distribution contracts	10	8,325	(7,608)	717
Other	3-10	5,725	(5,700)	25

		$24,760	$(22,241)	$2,519

Unamortizable intangible assets		Trade Name	Publishing Contracts	Total
Balance at May 3, 2014		$293,400	$19,734	$313,134
Impairment		—	—	—

Balance at May 2, 2015		$293,400	$19,734	$313,134

Total amortizable and unamortizable intangible assets				$315,653

Amortizable intangible assets	Useful Life	As of April 30, 2016
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,589)	$1,121
Distribution contracts	10	8,325	(7,905)	420
Other	3-10	6,375	(6,306)	69

		$25,410	$(23,800)	$1,610

Unamortizable intangible assets		Trade Name	Publishing Contracts	Total
Balance at May 2, 2015		$293,400	$19,734	$313,134
Impairment		—	(3,840)	(3,840)

Balance at April 30, 2016		$293,400	$15,894	$309,294

Total amortizable and unamortizable intangible assets				$310,904

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain other acquired intangible assets, which are amortized on an accelerated basis.

Aggregate Amortization Expense:
For the 52 weeks ended April 30, 2016	$1,012
For the 52 weeks ended May 2, 2015	$4,461
For the 53 weeks ended May 3, 2014	$7,542

Estimated Amortization Expense:
(12 months ending on or about April 30)
2017	$744
2018	$541
2019	$324

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $3,840, $0 and $1,602 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

During fiscal 2016, the Company impaired one of its publishing contracts due to a significant drop in current year business with that publisher, driven by lower title offerings, product quality and the loss of a distribution partner. As a result, the Company recorded an impairment charge of $3,840 in selling and administrative expenses during the 13 weeks ended January 30, 2016.

The changes in the carrying amount of goodwill by segment for fiscal 2016 are as follows:

	B&N Retail Segment	NOOK Segment	Total Company
Balance as of May 3, 2014	$219,119	—	$219,119
Benefit of excess tax amortization (a)	(3,922)	—	(3,922)

Balance as of May 2, 2015	$215,197	—	$215,197

Benefit of excess tax amortization (a)	(3,921)	—	(3,921)

Balance as of April 30, 2016	$211,276	—	$211,276

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.